Provisions - Additional Information (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Other provisions	S/ 10,161	S/ 12,246	S/ 19,074	S/ 19,974
COLOMBIA
Disclosure of other provisions [line items]
Other provisions	2,722	2,696	3,357
PERU
Disclosure of other provisions [line items]
Other provisions	1,358	1,795	2,465
MEXICO
Disclosure of other provisions [line items]
Other provisions	S/ 6,045	S/ 7,719	S/ 13,147